UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Revenue	$ 35,903	$ 1,878
Cost of revenue	(9,942)	(1,128)
Gross profit	25,961	750
Operating expenses
Research and development expenses	(8,014)	(158)
Sales and marketing expenses	(3,616)	(5)
General and administrative expenses	(14,302)	(3,050)
Total operating expenses	(25,932)	(3,213)
Operating (loss)/income	29	(2,463)
Finance income, net	38	52
Other gains, net	1,755	38
Realized fair value changes of digital assets	98	(285)
Realized fair value changes of digital assets on loan from related parties denominated in digital assets		935
Fair value change on derivative contracts	1,250	(26)
Unrealized fair value changes of digital assets	(1,498)	(193)
Unrealized fair value changes of digital assets on loan from related parties denominated in digital assets		(8,399)
(Loss)/profit before share of loss from an equity investee and income tax expense	1,672	(10,341)
Share of losses from an equity investee	(24)
Income tax expense	(4)
Net (loss)/income	1,644	(10,341)
Net loss attributable to non-controlling interests	28
Net (loss)/income attributable to Amber International Holding Limited's ordinary shareholders	$ 1,672	$ (10,341)